Label	Element	Value
Treasury Stock, Value, Acquired, Cost Method	us-gaap_TreasuryStockValueAcquiredCostMethod	$ 664
Treasury Stock, Value, Acquired, Cost Method	us-gaap_TreasuryStockValueAcquiredCostMethod	1,928
Treasury Stock, Value, Acquired, Cost Method	us-gaap_TreasuryStockValueAcquiredCostMethod	1,491
Treasury Stock, Value, Acquired, Cost Method	us-gaap_TreasuryStockValueAcquiredCostMethod	429
Stock Issued During Period, Value, New Issues Net of Estimated Offering Expense	mpo_StockIssuedDuringPeriodValueNewIssuesNetOfEstimatedOfferingExpense	213,569
Stock Issued During Period, Value, Share-based Compensation, Gross	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensationGross	2,651
Stock Issued During Period, Value, Share-based Compensation, Gross	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensationGross	7,179
Stock Issued During Period, Value, Share-based Compensation, Gross	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensationGross	10,862
Stock Issued During Period, Value, Share-based Compensation, Gross	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensationGross	4,818
Stock Issued During Period, Value, Share-based Compensation, Gross	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensationGross	3,759
Adjustments to Additional Paid in Capital Tax Attributes Contributed at IPO Reorganization Date by Shareholding Entities	mpo_AdjustmentsToAdditionalPaidInCapitalTaxAttributesContributedAtIPOReorganizationDateByShareholdingEntities	33,888
Additional Paid In Capital [Member]
Adjustments to Additional Paid in Capital Reclassification of Members Contributions	mpo_AdjustmentsToAdditionalPaidInCapitalReclassificationOfMembersContributions	322,448
Stock Issued During Period, Value, New Issues Net of Estimated Offering Expense	mpo_StockIssuedDuringPeriodValueNewIssuesNetOfEstimatedOfferingExpense	213,551
Adjustments to Additional Paid in Capital Tax Attributes Contributed at IPO Reorganization Date by Shareholding Entities	mpo_AdjustmentsToAdditionalPaidInCapitalTaxAttributesContributedAtIPOReorganizationDateByShareholdingEntities	33,888
Stock Issued During Period, Value, Acquisitions	us-gaap_StockIssuedDuringPeriodValueAcquisitions	291,953
Common Stock [Member]
Stock Issued During Period, Value, New Issues Net of Estimated Offering Expense	mpo_StockIssuedDuringPeriodValueNewIssuesNetOfEstimatedOfferingExpense	18
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	48
Members Equity [Member]
Adjustments to Additional Paid in Capital Reclassification of Members Contributions	mpo_AdjustmentsToAdditionalPaidInCapitalReclassificationOfMembersContributions	(322,448)
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	322,496
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	(48)
Mandatory Convertible Preferred Stock [Member]
Stock Issued During Period, Value, Acquisitions	us-gaap_StockIssuedDuringPeriodValueAcquisitions	$ 3